Long-term Investments - Carrying Amount and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying amount and fair value of the marketable security
Cost Basis	$ 96,659	$ 101,677
Gross Unrealized Gains	204,675	176,682
Gross Unrealized Losses	(12,113)	(8,881)
Fair value of Investments	289,221	269,478
Showworld
Carrying amount and fair value of the marketable security
Cost Basis	81,385	81,385
Gross Unrealized Gains	204,675	176,169
Fair value of Investments	286,060	257,554
Other marketable securities
Carrying amount and fair value of the marketable security
Cost Basis	15,274	20,292
Gross Unrealized Gains		513
Gross Unrealized Losses	(12,113)	(8,881)
Fair value of Investments	$ 3,161	$ 11,924